Business Description	12 Months Ended
Mar. 31, 2026
Business Description [Abstract]
BUSINESS DESCRIPTION

Note 1 – BUSINESS DESCRIPTION

Organization and description of business

Akso Health Group, formerly known as Xiaobai Maimai Inc., is a limited company incorporated under the laws of the Cayman Islands on April 25, 2016. Akso Health Group (“Akso Health” or the “Company”), its subsidiaries, and consolidated variable interest entities (“VIEs”) (collectively the “Company”), previously operated an online Peer to Peer (“P2P”) marketplace business and micro—lending business in the People’s Republic of China (the “PRC”). Since May 2019, the Company has ceased to issue new loans through its micro—lending business and since October 2019, the Company has ceased to conduct its P2P business. On December 30, 2020, the Company completed the disposition transaction of its P2P business.

In May 2020, the Company launched its social e—commerce platform to offer high—quality and affordable branded products through collaboration with online and offline merchants. In addition, the Company is in the process of developing a new business as a cancer therapy and radiotherapy oncology service provider with operations in the U.S. The Company plans to open 2 vaccine research centers and 100 radiation oncology centers to be located on the east coast serving cancer patients in need of varying stages of treatment, including specialized radiation therapy centers for radiotherapy (RT), personalized consultation, conventional treatment planning, and other cancer related treatment services. On December 3, 2021, the shareholders approved the Company’s plan to change its name to “Akso Health Group”. In January 2022, three centers were established in US and the Company started its business of sales of medical devices in US market. In April 2022, the Company started its sales of medical devices in China market through its subsidiary Qingdao Akso Health Management Co., Ltd. In May 2023, the Company disposed its social E—commerce business and would focus on healthcare business in the future. In April 15, 2024, the Company, through its wholly owned subsidiary Tianjin Akso Enterprise Management Co., Ltd. acquired 50% equity interests in Tianjin Wangyi Cloud Technology Co., Ltd, and exploring its business in the field of clinic and Internet hospital, and in June and December 2024, the Company acquired the remaining 50% equity interests of Tianjin Wangyi Cloud Technology Co., Ltd. from minority shareholders, the acquisition was closed on December 10, 2024. Since April,2024, the Company also started its provision of marketing promotion service business in the field of car insurance industry.

As of March 31, 2026, the Company’s principal subsidiaries are as follows:

	Date of incorporation / acquisition	Place of incorporation	Percentage of legal ownership	Principal activities
Wholly owned subsidiaries
We Health Limited (“We Health”)	July 8, 2021	New York	100%	Investment holding
Akso Medical Cloud Limited (“Akso Medical Cloud”)	November 15, 2023	BVI	100%	Investment holding
We Healthy Limited (“We Healthy”)	December 15, 2021	Hong Kong	51%	Investment holding
Akso Medi—care Limited (“Akso Medi—care”)	December 4, 2023	Hong Kong	100%	Investment holding
Akso Remote Medical Consultation Center Inc. (“Akso Remote Medical”)	January 3, 2022	Wyoming	100%	Provision of health treatment services
Akso Online MediTech Co., Ltd.(“Akso Online MediTech”)	January 4, 2022	Wyoming	100%	Sales of medical devices
Akso First Health Treatment Center Inc. (“Akso First Health”)	January 4, 2022	Massachusetts	100%	Provision of health treatment services
Tianjin Akso Enterprise Management Co., Limited. (Wholly Owned Foreign Enterprise,“WOFE”, “Tianjin Akso”)	January 16, 2024	PRC	100%	Provision of consultancy support
Qindao Akso Health Management Co., Limited (“Qingdao Akso”)	January 26, 2022	PRC	51%	Provision of health treatment services
Tianjin Wangyi Cloud Technology Co., Ltd.	April 15, 2024	PRC	100%	Provision of marketing promotion service
Tianjin Deyihui Internet Hospital Co., Ltd. (“Deyihui Hospital”)	April 15, 2024	PRC	100%	Provision of health treatment services
Deyihui (Tianjin) Comprehensive Outpatient Department Co., Ltd (formerly known as Tianjin Deyihui Clinic Co., Ltd. (“Deyihui Tianjin”)	April 15, 2024	PRC	100%	Provision of health treatment services
Tianjin Akso Technology Co., Ltd.	September 2, 2025	PRC	100%	Provision of health treatment services